PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT
The company’s PP&E relates to the operating segments as shown below:

	Renewable Power and Transition (a)		Infrastructure (b)		Private Equity (c)		Real Estate (Core and Transitional & Development)[2] (d)		Real Estate (LP Investments) and Other[2] (e)		Total
AS AT DEC. 31 (MILLIONS)	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
Cost	$52,279	$46,284	$56,560	$51,635	$19,317	$22,470	$545	$543	$11,105	$16,663	$139,806	$137,595
Accumulated fair value changes	36,324	31,989	5,419	4,137	(549)	(701)	9	50	1,676	2,464	42,879	37,939
Accumulated depreciation	(12,189)	(11,922)	(9,354)	(7,226)	(5,381)	(5,934)	(239)	(248)	(2,503)	(2,587)	(29,666)	(27,917)
Total[1]	$76,414	$66,351	$52,625	$48,546	$13,387	$15,835	$315	$345	$10,278	$16,540	$153,019	$147,617
1.As at December 31, 2024, the total includes $6.2 billion (2023 – $6.8 billion) of PP&E leased to third parties as operating leases. Our ROU PP&E assets include $1.1 billion (2023 – $757 million) in our Renewable Power and Transition segment, $5.2 billion (2023 – $3.6 billion) in our Infrastructure segment, $924 million (2023 – $1.3 billion) in our Private Equity, $80 million (2023 – $86 million) in our core and transitional and development investments within our Real Estate segment, and $829 million (2023 – $1.1 billion) within our Asset Management segment, totaling $8.1 billion (2023 – $6.8 billion) of ROU assets.
2.Real estate core and transitional and development investments are included in our Real Estate segment. Real estate LP investments are included within our Asset Management segment as we include the discretionary capital that we invest directly into and alongside private funds managed by BAM and other investments within this segment.
Renewable Power and Transition, Infrastructure, and Real Estate segments, as well as real estate LP Investments within our Asset Management segment primarily carry PP&E assets at fair value, classified as Level 3 in the fair value hierarchy due to the use of significant unobservable inputs when determining fair value. The carrying amount that would have been recognized had our assets been accounted for under the cost model is $99.5 billion (2023 – $96.4 billion). The Private Equity segment carries PP&E assets at amortized cost. As at December 31, 2024, $92.3 billion (2023 – $92.3 billion) of PP&E, at cost, were pledged as collateral for the property debt at their respective properties.
a)    Renewable Power and Transition
Our Renewable Power and Transition PP&E consists of the following:

	Hydroelectric		Wind		Solar and Other		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2024	2023	2024	2023	2024	2023	2024	2023
Cost, beginning of year	$13,656	$12,480	$16,787	$11,904	$15,841	$10,099	$46,284	$34,483
Additions, net of disposals and assets reclassified as held for sale	(187)	148	(862)	1,147	2,472	1,981	1,423	3,276
Acquisitions through business combinations	—	—	3,263	3,712	4,176	3,488	7,439	7,200
Foreign currency translation and other	(1,646)	1,028	(840)	24	(381)	273	(2,867)	1,325
Cost, end of year	11,823	13,656	18,348	16,787	22,108	15,841	52,279	46,284

Accumulated fair value changes, beginning of year	26,653	25,642	3,614	3,253	1,722	1,831	31,989	30,726
Fair value changes	3,215	(596)	1,531	296	1,185	(84)	5,931	(384)
Dispositions and assets reclassified as held for sale	—	49	—	6	(60)	(23)	(60)	32
Foreign currency translation and other	(1,307)	1,558	(168)	59	(61)	(2)	(1,536)	1,615
Accumulated fair value changes, end of year	28,561	26,653	4,977	3,614	2,786	1,722	36,324	31,989

Accumulated depreciation, beginning of year	(6,332)	(5,564)	(3,560)	(2,861)	(2,030)	(1,541)	(11,922)	(9,966)
Depreciation expenses	(646)	(667)	(802)	(709)	(602)	(499)	(2,050)	(1,875)
Dispositions and assets reclassified as held for sale	143	5	566	4	221	2	930	11
Foreign currency translation and other	698	(106)	382	6	(227)	8	853	(92)
Accumulated depreciation, end of year	(6,137)	(6,332)	(3,414)	(3,560)	(2,638)	(2,030)	(12,189)	(11,922)
Balance, end of year	$34,247	$33,977	$19,911	$16,841	$22,256	$15,533	$76,414	$66,351
The following table presents our Renewable Power and Transition PP&E measured at fair value by geography:

AS AT DEC. 31 (MILLIONS)	2024	2023
North America	$44,538	$41,636
Colombia	12,431	10,585
Brazil	4,283	5,578
Europe	7,144	5,409
Asia and other	8,018	3,143
	$76,414	$66,351
Renewable Power and Transition assets are accounted for under the revaluation model and the most recent date of revaluation was December 31, 2024. Valuations utilize significant unobservable inputs (Level 3) when determining the fair value of Renewable Power and Transition assets. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	•Future cash flows – primarily impacted by future electricity price assumptions	•Increases (decreases) in future cash flows increase (decrease) fair value	•Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	•Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value	•Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	•Terminal capitalization rate	•Increases (decreases) in terminal capitalization rate decrease (increase) fair value	•Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization rates
	•Terminal year	•Increases (decreases) in the terminal year decrease (increase) fair value	•Increases (decreases) in the terminal year tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
Key valuation metrics of the company’s hydroelectric, wind and solar generating facilities at the end of 2024 and 2023 are summarized below.

	North America		Colombia		Brazil		Europe
AS AT DEC. 31	2024	2023	2024	2023	2024	2023	2024	2023
Discount rate
Contracted	5.1% – 5.8%	5.1% – 5.7%	8.5%	8.7%	9.6%	8.4%	4.9% – 6.6%	4.8%
Uncontracted	6.3% – 7.2%	6.3% – 7.0%	9.8%	10.0%	10.9%	9.7%	4.9% – 6.6%	4.8%
Terminal capitalization rate[1]	4.3% – 5.1%	4.4% – 5.0%	7.3%	8.0%	n/a	n/a	n/a	n/a
Terminal year	2048	2046	2044	2043	2052	2053	2047	2037
1.    Terminal capitalization rate applies only to hydroelectric assets in North America and Colombia.
Terminal values are included in the valuation of hydroelectric assets in the U.S., Canada, and Colombia. For the hydroelectric assets in Brazil, cash flows have been included based on the duration of the authorization or useful life of a concession asset plus a one-time 30-year renewal term for the majority of the hydroelectric assets. The weighted-average remaining duration or useful life of a concession asset as at December 31, 2024, including a one-time 30-year renewal for applicable hydroelectric assets, is 30 years (2023 – 34 years). Consequently, there is no terminal value attributed to the hydroelectric assets in Brazil at the end of the authorization term.
Key assumptions on contracted generation and future power pricing are summarized below:

AS AT DEC. 31, 2024	Total Generation Contracted under Power Purchase Agreements		Power Prices from Long-Term Power Purchase Agreements (weighted average)		Estimates of Future Electricity Prices (weighted average)
	1 – 10 years	11 – 20 years	1 – 10 years	11 – 20 years	1 – 10 years	11 – 20 years
North America (prices in US$/MWh)	64%	25%	61	65	90	104
Colombia (prices in COP$/MWh)	49%	4%	310	398	494	684
Brazil (prices in R$/MWh)	79%	36%	310	393	309	430
Europe (prices in €/MWh)	95%	45%	91	93	94	86
The company’s estimate of future renewable power pricing is based on management’s estimate of the cost of securing new energy from renewable sources to meet future demand between 2028 and 2035 (2023 – between 2027 and 2035), which will maintain system reliability and provide adequate levels of reserve generation.
b)    Infrastructure
Our Infrastructure PP&E consists of the following:

	Utilities		Transport		Midstream		Data		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
Cost, beginning of year	$8,278	$7,292	$18,866	$9,285	$15,405	$14,679	$9,086	$8,184	$51,635	$39,440
Additions, net of disposals and assets reclassified as held for sale	572	547	867	606	480	407	818	918	2,737	2,478
Acquisitions through business combinations	—	118	—	8,811	—	—	4,141	35	4,141	8,964
Foreign currency translation and other	(270)	321	(330)	164	(1,127)	319	(226)	(51)	(1,953)	753
Cost, end of year	8,580	8,278	19,403	18,866	14,758	15,405	13,819	9,086	56,560	51,635

Accumulated fair value changes, beginning of year	1,894	1,624	1,410	1,104	833	523	—	—	4,137	3,251
Disposition and assets reclassified as held for sale	—	—	—	—	—	—	(4)	—	(4)	—
Fair value changes	120	143	92	330	1,189	312	12	—	1,413	785
Foreign currency translation and other	(57)	127	(69)	(24)	(1)	(2)	—	—	(127)	101
Accumulated fair value changes, end of year	1,957	1,894	1,433	1,410	2,021	833	8	—	5,419	4,137

Accumulated depreciation, beginning of year	(1,836)	(1,456)	(2,605)	(2,040)	(1,538)	(982)	(1,247)	(920)	(7,226)	(5,398)
Depreciation expenses	(413)	(392)	(1,003)	(601)	(629)	(557)	(775)	(419)	(2,820)	(1,969)
Dispositions and assets reclassified as held for sale	109	72	103	82	101	30	28	90	341	274
Foreign currency translation and other	70	(60)	128	(46)	120	(29)	33	2	351	(133)
Accumulated depreciation, end of year	(2,070)	(1,836)	(3,377)	(2,605)	(1,946)	(1,538)	(1,961)	(1,247)	(9,354)	(7,226)
Balance, end of year	$8,467	$8,336	$17,459	$17,671	$14,833	$14,700	$11,866	$7,839	$52,625	$48,546
Infrastructure’s PP&E assets are accounted for under the revaluation model, and the most recent date of revaluation was December 31, 2024. The utilities assets consist of regulated transmission and regulated distribution networks, which are operated primarily under regulated rate base arrangements. In the transport operations, the PP&E assets consist of railroads, toll roads and ports. PP&E assets in the midstream operations are comprised of energy transmission, distribution and storage. Data PP&E include mainly telecommunications towers, fiber optic networks and data storage assets.
Valuations utilize significant unobservable inputs (Level 3) when determining the fair value of infrastructure’s utilities, transport, midstream and data assets. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	•Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value	•Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	•Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value	•Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	•Terminal value multiple	•Increases (decreases) in terminal value multiple increases (decreases) fair value	•Increases (decreases) in terminal value multiple tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal value multiple
	•Investment horizon	•Increases (decreases) in the investment horizon decrease (increase) fair value	•Increases (decreases) in the investment horizon tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
Key valuation metrics of the company’s utilities, transport, and midstream assets at the end of 2024 and 2023 are summarized below.

	Utilities		Transport		Midstream
AS AT DEC. 31	2024	2023	2024	2023	2024	2023
Discount rates	8% – 15%	8% – 11%	10%	9%	15%	15%
Terminal value multiples	16x	15x	9x – 20x	8x – 20x	8x – 10x	10x
Investment horizon	10 – 20 yrs	10 – 20 yrs	10 yrs	10 yrs	1 – 2 yrs	6 yrs
c)    Private Equity
Private Equity PP&E primarily includes assets owned by the company’s Private Equity segment. These assets are accounted for under the cost model, which requires the assets to be carried at cost less accumulated depreciation and any accumulated impairment losses. The following table presents the changes to the carrying value of the company’s PP&E assets included in these businesses:

	Cost		Accumulated Impairment		Accumulated Depreciation		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2024	2023	2024	2023	2024	2023	2024	2023
Balance, beginning of year	$22,470	$21,548	$(701)	$(611)	$(5,934)	$(5,271)	$15,835	$15,666
Additions/(dispositions)[1], net of assets reclassified as held for sale	(1,908)	(137)	307	93	1,960	1,469	359	1,425
Acquisitions through business combinations	32	239	—	—	—	—	32	239
Foreign currency translation and other	(1,277)	820	12	(9)	257	(234)	(1,008)	577
Depreciation expenses	—	—	—	—	(1,664)	(1,898)	(1,664)	(1,898)
Impairment charges	—	—	(167)	(174)	—	—	(167)	(174)
Balance, end of year	$19,317	$22,470	$(549)	$(701)	$(5,381)	$(5,934)	$13,387	$15,835
1.For accumulated impairment and accumulated depreciation, (additions)/dispositions.
d)    Real Estate (Core and Transitional & Development)

	Cost		Accumulated Fair Value Changes		Accumulated Depreciation		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2024	2023	2024	2023	2024	2023	2024	2023
Balance, beginning of year	$543	$562	$50	$58	$(248)	$(236)	$345	$384
Additions/(dispositions)[1], net of assets reclassified as held for sale	13	(19)	—	—	48	30	61	11
Foreign currency translation and other	(11)	—	—	24	8	1	(3)	25
Fair value changes	—	—	(21)	(32)	—	—	(21)	(32)
Depreciation expenses	—	—	—	—	(47)	(43)	(47)	(43)
Impairment charges	—	—	(20)	—	—	—	(20)	—
Balance, end of year	$545	$543	$9	$50	$(239)	$(248)	$315	$345
1.For accumulated depreciation, (additions)/dispositions.
The company’s Real Estate core and transitional and development PP&E assets include assets accounted for under the revaluation model, with the most recent revaluation as at December 31, 2024. The company determined fair value for these assets by using the depreciated replacement cost method. Valuations utilize significant unobservable inputs (Level 3) when determining the fair value of Real Estate assets. The significant Level 3 inputs include estimates of assets’ replacement cost and remaining economic life.
e)    Real Estate LP Investments and Other
PP&E within the segment primarily consists of our hospitality portfolio within our real estate LP investments, accounted for under the revaluation model, with the most recent revaluation as at December 31, 2024. The company determined fair value for these assets by using the depreciated replacement cost method. Valuations utilize significant unobservable inputs (Level 3) when determining the fair value of the assets. The significant Level 3 inputs include estimates of assets’ replacement cost and remaining economic life. The following table presents the changes to the carrying value of the company’s PP&E assets included in these businesses:

	Cost		Accumulated Fair Value Changes		Accumulated Depreciation		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2024	2023	2024	2023	2024	2023	2024	2023
Balance, beginning of year	$16,663	$16,281	$2,464	$1,506	$(2,587)	$(2,105)	$16,540	$15,682
Changes in basis of accounting[1]	(4,668)	—	(476)	—	304	—	(4,840)	—
Additions/(dispositions)[2], net of assets reclassified as held for sale	(634)	613	(234)	(34)	359	106	(509)	685
Acquisitions through business combinations	45	—	—	—	—	—	45	—
Foreign currency translation and other	(301)	(231)	(36)	86	81	72	(256)	(73)
Fair value changes		—	20	976	—	—	20	976
Depreciation expenses	—	—	—	—	(660)	(660)	(660)	(660)
Impairment charges	—	—	(62)	(70)	—	—	(62)	(70)
Balance, end of year	$11,105	$16,663	$1,676	$2,464	$(2,503)	$(2,587)	$10,278	$16,540
1.Following the completion of the partial sale of BSREP IV to BWS, our investment in BSREP IV was deconsolidated and recognized within equity accounted investments. BN was issued additional Class C shares in BWS as consideration for the acquisition by BWS.
2.For accumulated depreciation, (additions)/dispositions.